Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:

Factory building	$2,054	$1,989
Machinery and equipment *)	10,400	8,821
Office furniture and equipment	771	657
Leasehold improvements	386	241

	13,611	11,708
Accumulated depreciation:

Factory building	1,990	1,974
Machinery and equipment *)	7,242	6,658
Office furniture and equipment	317	296
Leasehold improvements	147	130

	9,696	9,058

Depreciated cost	$3,915	$2,650

*)	As of December 31, 2017, $736 relates to construction-in-process of production infrastructure.

Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2017, 2016 and 2015 amounted to $0, $0 and $191, respectively. The write-offs were due to fully depreciated assets that are no longer in use.

Depreciation expense amounted to $638, $554 and $548 for the years ended December 31, 2017, 2016 and 2015, respectively.